Commitments	12 Months Ended
Dec. 31, 2012
Commitments
Commitments

15.                 Commitments

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs.   These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates.  Commitments may expire without being used.  Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year end were as follows:

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$4,046,134	$774,000	$18,054,533	$2,896,500
Unused lines of credit	1,254,057	58,555,975	2,789,175	48,102,533
Standby letters of credit	5,342,944	—	274,039	—

Commitments to make loans are generally made for periods of 60 days or less.  The fixed rate loan commitments have interest rates ranging from 3.75% to 6.75% and maturities ranging from 15 years to 30 years.  Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The commitments for equity lines of credit may expire without being drawn upon.  Therefore, the total commitment amounts do not necessarily represent future cash requirements.  The Bank evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty.  Collateral held varies, but includes residential and commercial real estate.